Share based payments, Number and weighted average exercise price of share options and warrants (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares
Number of Options [Abstract]
Granted (in shares)	1,320,000	1,320,000			0
Share Options [Member]
Number of Options [Abstract]
Balance, pre share consolidation (in shares)					19,696,586
Balance beginning restated (in shares)	14,481,720	14,481,720	3,250,855	3,250,855	3,282,764
Granted (in shares)	4,432,000	4,432,000	11,330,641	11,330,641	0
Lapsed (in shares)	(87,119)	(87,119)	(99,776)	(99,776)	(31,909)
Exercised (in shares)	(72,953)	(72,953)	0	0
Balance ending (in shares)	18,753,648	18,753,648	14,481,720	14,481,720	3,250,855
Exercisable (in shares)	5,866,152	5,866,152	2,468,310	2,468,310	1,327,406
Weighted Average Exercise Price [Abstract]
Balance, pre share consolidation (in sterling per share) | £ / shares					£ 0.1916
Balance beginning restated (in sterling per share) | £ / shares		£ 1.1600		£ 1.1520	1.1496
Granted (in sterling per share) | £ / shares		1.4476		1.1701
Lapsed (in dollars per share) | £ / shares		1.1342		1.9766	1.4250
Exercised (in dollars per share) | £ / shares		1.2072		0
Balance ending (in sterling per share) | £ / shares		1.2279		1.1600	1.1520
Exercisable (in sterling per share) | £ / shares		£ 1.1424		£ 1.0908	£ 1.1683
Warrants [Member]
Number of Units [Abstract]
Balance, pre share consolidation (in shares)					23,103,481
Balance beginning restated (in shares)	17,541,815	17,541,815	3,818,325	3,818,325	3,850,580
Granted (in shares)	0	0	18,841,378	18,841,378
Lapsed (in shares)	0	0	(3,472,783)	(3,472,783)	(32,255)
Exercised (in shares)	(8,229,753)	(8,229,753)	(1,645,105)	(1,645,105)
Balance ending (in shares)	9,312,062	9,312,062	17,541,815	17,541,815	3,818,325
Exercisable (in shares)	9,312,062	9,312,062	17,541,815	17,541,815	3,818,325
Weighted Average Exercise Price of Units [Abstract]
Beginning pre share consolidation (in sterling per share) | £ / shares					£ 0.2474
Balance beginning restated (in sterling per share) | £ / shares		£ 0.0003		£ 1.4400	1.4844
Granted (in sterling per share) | £ / shares		0		0
Lapsed (in sterling per share) | £ / shares		0		1.4400	6.7200
Exercised (in sterling per share) | £ / shares		0		0
Balance ending (in sterling per share) | £ / shares		0.0005		0.0003	1.4400
Exercisable (in sterling per share) | £ / shares		£ 0.0005		£ 0.0003	£ 1.4400
Zero Cost Warrants [Member] | Aegerion [Member]
Number of Units [Abstract]
Balance beginning restated (in shares)	17,196,273	17,196,273	0	0
Balance ending (in shares)	8,966,520	8,966,520	17,196,273	17,196,273	0
Restricted Stock Units [Member]
Number of Units [Abstract]
Balance beginning restated (in shares)	0	0
Granted (in shares)	1,556,960	1,556,960	0	0	0
Lapsed (in shares)	(7,050)	(7,050)
Exercised (in shares)	0	0
Balance ending (in shares)	1,549,910	1,549,910	0	0
Weighted Average Exercise Price of Units [Abstract]
Balance beginning restated (in sterling per share) | $ / shares	$ 0
Granted (in sterling per share) | $ / shares	2.34
Lapsed (in sterling per share) | $ / shares	2.32
Exercised (in sterling per share) | $ / shares	0
Balance ending (in sterling per share) | $ / shares	$ 2.34		$ 0
Restricted Stock Units [Member] | Bottom of Range [Member]
Number of Units [Abstract]
Balance ending (in shares)	1,556,960	1,556,960